Right of use assets, net and lease liability	12 Months Ended
Dec. 31, 2022
Right of use assets, net and lease liability
Right of use assets, net and lease liability

18.         Right of use assets, net and lease liability

As lessee

Lease contracts entered into by the Company are as follows:

In October 2008, the Company acquired the shares of Consorcio Grupo Hotelero T2, S.A. de C.V. As a result of this acquisition, the Company assumed the commitments established in the lease agreement signed with the Mexico City International Airport for a period of 20 years, to construct, prepare and operate a hotel, and manage commercial areas at Terminal 2 of the Mexico City International Airport, establishing a minimum guaranteed income (“MGI”), which updated amounted to Ps.34,807 annually, or a royalty of the 18% of the hotel’s revenue, whichever is greater. The MGI will be adjusted on an annual basis using the NCPI.

a.	The following is a summary of the right-of-use assets and the lease liability:

Cost	Buildings		Other		Total
Balance as of January 1, 2021	Ps.	232,790	Ps.	23,277	Ps.	256,067
Additions		41,771		24,754		66,525
Decreases		(29,653)		(6,196)		(35,849)
Balance as of December 31, 2021	Ps.	244,908	Ps.	41,835	Ps.	286,743
Remediations		8,687		6,199		14,886
Decreases		—		(6,990)		(6,990)
Balance as of December 31, 2022	Ps.	253,595	Ps.	41,044	Ps.	294,639
Depreciation
Balance as of January 1, 2022	Ps.	(67,050)	Ps.	(22,562)	Ps.	(89,612)
Depreciation of the year		(34,060)		(9,987)		(44,047)
Decreases		—		4,024		4,024
Balance as of December 31, 2022	Ps.	(101,110)	Ps.	(28,525)	Ps.	(129,635)

b.	Amounts recognized in consolidated statement of profit or loss statement:

	2022		2021
Depreciation expense of right of use assets	Ps.	43,189	41,275
Interest expense on lease liabilities		25,592	24,402

c.	The following is a summary of the undiscounted lease liability:

	2022		2021
Maturity analysis:
Less than one year	Ps.	33,446	41,107
Greater than 1 year and less than 3 years		97,177	83,359
Greater than 3 years		77,582	47,666
Total	Ps.	208,205	172,132

The Company does not face a significant liquidity risk with respect to its lease liabilities. Lease liabilities are monitored through the Company’s treasury department.

d.

For the years ended December 31, 2022 and 2021, the total cash outflow for leases amounted to Ps.53,185 and Ps.54,589 (excluding items disbursed in excess of the IMG as variable participation), respectively.

As lessor

Revenues from operating leases

Mainly related to leases entered into by the Company, which are based on monthly rental payments that generally increase each year based on the NCPI, and/or the greater of a guaranteed minimum monthly rent plus a percentage of monthly income of the tenant. As of December 31, 2022, 2021 and 2020, the committed future rents to be received are as follows:

	Year ended December 31,
	2022		2021		2020
Duration:
Less than 1 year	Ps.	383,779	Ps.	428,592	Ps.	444,523
Greater than 1 year and less than 5 years		407,156		477,409		753,230
Greater than 5 years		111,757		120,726		118,256
Total	Ps.	902,692	Ps.	1,026,727	Ps.	1,316,009

Minimum lease payments in the table above do not include contingent rentals, such as increases by NCPI or increases by a percentage of the monthly income of the lessee. Contingent rental income recorded for the years ended December 31, 2022, 2021, and 2020 were Ps.335,892, Ps.197,439 and Ps.136,181, respectively.

As a result of the impact generated by the COVID-19 pandemic, the Company granted certain discounts to commercial tenants during the second half of the year 2020, which were subject to certain conditions. These discounts were granted based on the decrease in passenger traffic at the Issuer’s airports during the period.

Accrued operating lease income is detailed in note 26.